Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Revenue by Geographical Location	The following table shows the revenue by geographical location of the Company’s revenue for the years ended December 31, 2024, 2023 and 2022, respectively, where is based on the location at which the marine fuel is delivered to the customer:
	For the years ended December 31,
	2024	2023	2022
Hong Kong	$95,194,029	$95,186,597	$71,331,173
United Arab Emirates	-	3,026,682	558,075
Singapore	2,939,617	1,724,319	549,221
Saudi Arabia	-	780,000	-
China	-	671,962	2,378,739
Others*	-	716,949	-
Total	$98,133,646	$102,106,509	$74,817,208

*	Others include Peru, South Africa, Netherlands, United States and Kenya.